INVESTMENTS - Derivatives, Gross Collateral Amounts, Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total derivatives
Assets
Net Amounts Presented in the Balance Sheets	$ 2,146	$ 2,253	$ 56
Net Amounts	61	154	191
Financial Instruments	0	0	(6)
Cash	2,085	2,099	141
Net Amounts	61	154	191
Total derivatives | Previously Reported [Member]
Assets
Cash		(2,099)
Other financial instruments
Assets
Net Amounts Presented in the Balance Sheets	2,859	3,964	3,127
Net Amounts	2,859	3,964	3,127
Financial Instruments	0	0
Cash	0	0
Net Amounts	2,859	3,964	3,127
Other
Assets
Net Amounts Presented in the Balance Sheets	5,005	6,217	3,183
Net Amounts	2,920	4,118	3,318
Financial Instruments	0	0	(6)
Cash	2,085	2,099	141
Net Amounts	$ 2,920	4,118	3,318
Other | Previously Reported [Member]
Assets
Cash		$ (2,099)
Securities sold under agreements to repurchase
Assets
Net Amounts Presented in the Balance Sheets			79
Financial Instruments			$ (79)